Schedule of Currency Exchange Rates (Details) - HCYC Group Company Limited [Member]	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Foreign Currency Exchange Rate, Translation	7.7693	7.8259	7.8308	7.8499
Foreign Currency Exchange Rate, Remeasurement	7.8084	7.8246	7.8317	7.8389